Fair Value Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair value measurements
Cash and cash equivalents	$ 121,157	$ 86,036
Short-term investments	96,011	214,915
Level 1
Fair value measurements
Cash and cash equivalents	121,157	86,036
Short-term investments	$ 96,011	$ 214,915